Carillon ClariVest Capital Appreciation Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	9,097	$6,196,149
General Electric Co.	19,408	5,507,408
		11,703,557

Automobiles - 2.1%
Tesla, Inc. (a)	30,810	11,453,618

Biotechnology - 3.1%
AbbVie, Inc.	27,745	6,034,260
Exelixis, Inc. (a)	58,481	2,508,250
Gilead Sciences, Inc.	46,082	6,422,448
Halozyme Therapeutics, Inc. (a)	38,633	2,496,851
		17,461,809

Broadline Retail - 4.9%
Amazon.com, Inc. (a)	131,823	27,454,776

Capital Markets - 3.0%
Affiliated Managers Group, Inc.	12,290	3,400,643
State Street Corp.	26,940	3,409,527
The Goldman Sachs Group, Inc.	10,108	8,551,267
Virtu Financial, Inc. - Class A	36,938	1,624,533
		16,985,970

Communications Equipment - 2.4%
Arista Networks, Inc. (a)	55,040	6,757,811
Ciena Corp. (a)	9,232	3,584,139
Cisco Systems, Inc.	38,581	2,993,500
		13,335,450

Construction & Engineering - 1.3%
MasTec, Inc. (a)	21,942	7,059,619

Consumer Staples Distribution & Retail - 3.4%
Costco Wholesale Corp.	7,581	7,553,936
The Kroger Co.	64,088	4,637,407
US Foods Holding Corp. (a)	30,013	2,767,499
Walmart, Inc.	31,949	3,970,622
		18,929,464

Diversified Consumer Services - 0.3%
ADT, Inc.	265,827	1,746,483

Electronic Equipment, Instruments & Components - 0.6%
Jabil, Inc.	11,885	3,157,013

Entertainment - 2.3%
Netflix, Inc. (a)	99,130	9,531,350
Roku, Inc. (a)	33,794	3,197,588
		12,728,938

Financial Services - 3.4%
Block, Inc. (a)	28,596	1,720,907
MasterCard, Inc. - Class A	14,738	7,363,989
Visa, Inc. - Class A	32,337	9,773,535
		18,858,431

Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc. (a)	6,033	2,781,153

Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	10,870	2,296,940
Tenet Healthcare Corp. (a)	27,737	5,234,249
Universal Health Services, Inc. - Class B	30,553	5,468,070
		12,999,259

Health Care REITs - 0.5%
Welltower, Inc.	14,810	2,928,085

Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.	1,142	4,808,185
Expedia Group, Inc.	15,957	3,684,312
		8,492,497

Interactive Media & Services - 10.8%
Alphabet, Inc. - Class A	85,766	24,662,871
Alphabet, Inc. - Class C	67,332	19,314,858
Meta Platforms, Inc. - Class A	28,610	16,368,639
		60,346,368

IT Services - 0.6%
Okta, Inc. (a)	19,391	1,526,266
Twilio, Inc. - Class A (a)	14,403	1,812,185
		3,338,451

Machinery - 0.7%
Flowserve Corp.	24,563	1,805,626
Westinghouse Air Brake Technologies Corp.	8,188	2,046,263
		3,851,889

Media - 0.7%
Fox Corp. - Class A	67,088	3,917,939

Metals & Mining - 0.8%
Newmont Corp.	39,059	4,228,137

Passenger Airlines - 0.5%
American Airlines Group, Inc. (a)	95,737	1,028,216
Southwest Airlines Co.	53,990	2,028,404
		3,056,620

Pharmaceuticals - 2.9%
Eli Lilly & Co.	17,642	16,226,582

Professional Services - 0.6%
Leidos Holdings, Inc.	22,440	3,489,869

Semiconductors & Semiconductor Equipment - 21.8%
Advanced Micro Devices, Inc. (a)	13,053	2,655,372
Applied Materials, Inc.	15,737	5,378,749
Broadcom, Inc.	91,927	28,452,326
Cirrus Logic, Inc. (a)	19,968	2,887,772
KLA Corp.	5,628	8,286,723
Micron Technology, Inc.	5,404	1,825,687
NVIDIA Corp.	415,709	72,499,650
		121,986,279

Software - 13.1%
AppLovin Corp. - Class A (a)	6,951	2,766,498
Autodesk, Inc. (a)	11,328	2,711,923
Docusign, Inc. (a)	26,585	1,260,395
Intuit, Inc.	4,023	1,739,465
Microsoft Corp.	119,908	44,386,344
Oracle Corp.	26,276	3,865,463
Palantir Technologies, Inc. - Class A (a)	56,185	8,218,742
Pegasystems, Inc.	62,247	2,649,232
Salesforce, Inc.	28,394	5,300,308
		72,898,370

Specialty Retail - 1.4%
Five Below, Inc. (a)	14,637	3,344,262
The TJX Cos., Inc.	27,483	4,389,035
		7,733,297

Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	223,578	56,741,861
Dell Technologies, Inc. - Class C	17,487	2,870,141
		59,612,002

Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	19,039	2,686,593
TOTAL COMMON STOCKS (Cost $198,981,314)		551,448,518

TOTAL INVESTMENTS - 98.8% (Cost $198,981,314)		551,448,518
Other Assets in Excess of Liabilities - 1.2%		6,927,029
TOTAL NET ASSETS - 100.0%		$558,375,547

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon ClariVest Capital Appreciation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$551,448,518	$–	$–	$551,448,518
Total Investments	$551,448,518	$–	$–	$551,448,518

Refer to the Schedule of Investments for further disaggregation of investment categories.